Leases (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases Details Narrative [Abstract]
Modification of Lease Right of Use Assets		$ 477
Cash payments related to principal portion of lease payments as financing activities	$ 604	608	$ 571
Cash payments related to interest portion as operating activities	$ 77	$ 140	$ 178